Document and Entity Information	Feb. 09, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2023
Entity Registrant Name	LAZARD GROWTH ACQUISITION CORP. I
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40035
Entity Tax Identification Number	98-1571783
Entity Address, Address Line One	30 Rockefeller Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10112
City Area Code	212
Local Phone Number	623-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001836337
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fifth of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	LGACU
Security Exchange Name	NASDAQ
Class A ordinary shares, $0.0001 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	LGAC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	LGACW
Security Exchange Name	NASDAQ